Parent entity information - Statement of financial position (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of parent entity information [line items]
Total current assets	$ 10,772,000	$ 9,449,000	$ 29,391,000
Total assets	28,084,000	35,889,000	57,093,000
Total current liabilities	7,565,000	6,728,000	5,953,000
Total liabilities	16,034,000	17,614,000	19,240,000
Equity
Contributed equity	97,452,246	84,480,249	80,290,000
Reserves	3,681,000	2,412,000	1,301,000
Accumulated losses	(89,083,000)	(68,617,000)	(44,202,000)
Total equity	12,050,000	18,275,000	$ 37,853,000	$ 37,853,000	$ 14,125,000
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	4,645,000	7,736,000
Total assets	21,915,000	26,875,000
Total current liabilities	7,003,000	2,931,000
Total liabilities	15,472,000	13,701,000
Equity
Contributed equity	97,452,000	84,480,000
Reserves	4,423,000	3,264,000
Accumulated losses	(95,432,000)	(74,570,000)
Total equity	$ 6,443,000	$ 13,174,000